Insurance Contracts - Summary of Credit Risk of Insurance Contracts (Details) - Non-life insurance contracts [member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Ceded Credit Risk [Line Items]
Reinsurance assets	[1]	₩ 1,332,088	₩ 1,342,615
Receivables from reinsurers	[2]	396,292	377,619
Total		₩ 1,728,380	₩ 1,720,234
KOREAN RE | AA
Ceded Credit Risk [Line Items]
Ratio		29.82%
MUNICH RE | AAA
Ceded Credit Risk [Line Items]
Ratio		8.53%
HISCOX | AA+
Ceded Credit Risk [Line Items]
Ratio		5.44%

[1]	Net carrying amount after impairment losses
[2]	Net carrying amount after allowances for credit losses